Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Vessel Held for Sale [Abstract]
Vessel held for sale	$ 16,079	$ 14,880
Tradership [Member]
Vessel Held for Sale [Abstract]
Vessel held for sale	16,079
Sales price	$ 17,575